David P. Oelman doelman@velaw.com

Tel 713.758.3708 Fax 713.615.5861

April 18, 2006

Via EDGAR and FACSIMILE

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Mail Stop 7010

Attention: Carmen Moncada-Terry

Re:	Alliance Holdings GP, L.P.

Registration Statement on Form S-1

File No. 333-129883

Ladies and Gentlemen:

Alliance Holdings GP, L.P. (the “Partnership”) is filing today, via EDGAR, Amendment No. 4 (“Amendment No. 4”) to the above referenced registration statement on Form S-1 (the “Registration Statement”).

Set forth below are the Partnership’s responses to the comments and requests for additional information contained in the letter from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) dated April 13, 2006. For your convenience, the exact text of the comments provided by the Staff have been included in bold face type preceding each response in the order presented in the comment letter. Each response below has been prepared and is being provided by the Partnership, which has authorized us to respond to the Staff’s comments on its behalf. Unless the context otherwise requires, all references to page numbers in the responses to the Staff’s comments correspond to the pages in Amendment No. 4 that the Partnership is filing today via EDGAR.

Cover Page

1.	Please revise to conform to Item 501(b)(8) of Regulation S-K, which requires the naming of the lead or managing underwriters(s). In this regard, we note that

Securities and Exchange Commission April 18, 2006 Page 2

you have included the names of underwriters that have not been identified as lead or managing underwriters.

Response: We respectfully submit that each underwriter listed on the cover of the prospectus is a “lead or managing underwriter” for purposes of Item 501(b)(8) of Regulation S-K. Under Rule 12b-2 promulgated under the Exchange Act, the term “managing underwriter” includes “an underwriter (or underwriters) who, by contract or otherwise, deals with the registrant; organizes the selling effort; receives some benefit directly or indirectly in which all other underwriters similarly situated do not share in proportion to their respective interests in the underwriting; or represents any other underwriters in such matters as maintaining the records of the distribution, arranging the allotments of securities offered or arranging for appropriate stabilization activities, if any.” We cite the following facts in support our conclusion that A.G. Edwards & Sons, Inc., UBS Securities LLC, Wachovia Capital Markets, LLC, Raymond James & Associates, Inc., RBC Capital Markets Corporation, Credit Suisse Securities (USA) LLC and Stifel, Nicolaus & Company, Incorporated (collectively, the “Co-Managers”) are serving as managing underwriters in respect of this offering:

•	each of the Co-Managers will receive a portion of the management fee for serving as a Co-Manager (unlike a member of a broader underwriting syndicate);

•	each of the Co-Managers has had an active role in drafting the prospectus and has performed an important due diligence function;

•	because common units of publicly traded partnerships are predominantly a retail product (unlike most common stock issuances, which are predominantly subscribed for by institutional investors), each Co-Manager will be required to organize its own sales force to engage in extensive selling efforts through a distinct retail distribution system; and

Securities and Exchange Commission April 18, 2006 Page 3

•	we believe that retail customers purchasing common units from investment banks with established reputations for executing financings for publicly traded partnerships gain comfort from the active participation of these institutions in offerings because they are aware of the level of due diligence that these institutions perform.

We respectfully submit that, having placed themselves in the position of managing underwriters by playing a management role, the Co-Managers are appropriately named on the cover of the prospectus. We understand that the Staff has accepted a similar argument in another transaction in which the Staff issued this comment.

Risk Factor, page 21

In 2005, a material weakness was identified in ARLP’s internal controls over financial reporting … page 30

2.	We note that ARLP’s management discovered a material weakness in ARLP’s internal control over financial reporting as of December 31, 2004. In light of such discovery, disclose the conclusion of ARLP’s management regarding the effectiveness of ARLP’s internal control over financial report as of December 31, 2004.

Response: The Registration Statement has been revised as requested. Please see page 30.

Overview of Operations, page 74

3.	We note that ARLP entered into long-term agreements with PC Indiana Synthetic Fuel#2, L.L.C. and Mt. Storm Coal Supply. Please disclose whether the sales of coal pursuant to the agreements to each of these entities represent more than 10% of ARLP’s consolidated revenue. If so, please file the agreements as exhibits.

Response: The Registration Statement has been revised as requested. Please see page 75. As noted on page 75, the PC Indiana Synthetic Fuels #2, L.L.C. agreement does not represent more than 10% of ARLP’s consolidated revenue and thus does not need to be filed as an exhibit. The Mt. Storm Coal Supply agreement represents

Securities and Exchange Commission April 18, 2006 Page 4

approximately 10% of ARLP’s consolidated revenues and is incorporated by reference in this filing as Exhibit 10.36 Feedstock Agreement No. 2, dated as of July 1, 2005, between Alliance Coal, LLC and Mt. Storm Coal Supply, LLC. Please see page Part II-5.

Please direct any questions that you have with respect to the foregoing or with respect to Amendment No. 4 to David P. Oelman at (713) 758-3708.

Very truly yours,

/s/ David P. Oelman